Other Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Balance Sheet Components [Abstract]
Other Balance Sheet Components
6.	Other Balance Sheet Components
Other current assets, including restricted cash consisted of the following:

	December 31,
	2021	2020
Technology and other prepaid contracts	$744	$767
Prepaid insurance	4,430	68
Deferred contract costs	885	657
Other receivables	1,396	409
Other current assets	2,616	211

	$10,071	$2,112

Other accrued expenses consisted of the following:

	December 31,
	2021	2020
Professional services	$1,164	$420
Sales tax	195	122
Software	1,036	470
Satellite/launch/ground station material	312	—
Other	2,116	801

	$4,823	$1,813

Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Satellites in-service	$51,368	$26,196
Internally developed software	2,160	2,166
Ground stations in-service	2,200	1,872
Leasehold improvements	1,754	1,589
Machinery and equipment	2,761	1,873
Computer equipment	2,168	1,153
Computer software and website development	472	472
Furniture and fixtures	1,167	379

	64,050	35,700
Less: Accumulated depreciation and amortization	(30,120)	(23,260)

	33,930	12,440
Satellite, launch and ground station work in progress	11,478	4,934
Finished satellites not in-service	3,296	3,084

Property and equipment, net	$48,704	$20,458

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2021 and 2020, was $8,509 and $5,330, respectively, including amortization of internal-use
software of $34 and $144, respectively. There were no costs incurred from failed launches and losses from satellite deorbit and other equipment failure during the year ended December 31, 2021 and $666 for the year ended December 31, 2020. Costs related to failed launches are not capitalized and are included in Loss on satellite deorbit and launch failure in the Consolidated Statements of Operations.